GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Jun. 30, 2025
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	For the years ended June 30,
	2025	2024	Change	Change
	USD	USD	USD	%
Payroll, MPF and staff benefits expense	$469,771	$534,998	(65,277)	(12.2)
Rental, rates and property management fee expense	102,278	208,662	(106,384)	(51.0)
Depreciation - PPE	6,271	7,367	(1,096)	(14.9)
Management expenses	-	103,596	(103,596)	(100.0)
Other expenses	629,175	337,172	292,003	86.6
Total	$1,207,495	$1,191,795	$15,700	1.3